Employee Benefits	12 Months Ended
Dec. 31, 2021
Employee Benefits
Employee Benefits

14.Employee Benefits

The following table presents the Group's employee welfare benefits expenses for the years ended December 31, 2019, 2020 and 2021:

	For the year ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Medical and welfare defined contribution plan	38,183	13,091	21,075
Other employee benefits	969	310	915
Total	39,152	13,401	21,990